Debentures (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of debentures

Issue date	Issuer	Series	Maturity	Annual financial charges (%)	2021	2020
Mar-2013	DAC	Single	Mar-2025	IPCA + 6%	150,013	177,009
Sep-2013	Cetrel	Single	Sep-2025	126.5% of CDI	46,905	59,106
					196,918	236,115

Current liabilities					59,088	54,436
Non-current liabilities					137,830	181,679
Total					196,918	236,115

Schedule of long-term debenture maturity	The maturity profile of the long-term debentures is as follow:
	2021	2020

2022		53,406
2023	57,045	53,417
2024	57,096	53,443
2025	23,689	21,413
Total	137,830	181,679